Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	4.00%	4.00%
Long-term debt maturity	September 2021	September 2021
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	3.50%	3.50%
Long-term debt maturity	June 2022	June 2022
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	2.20%	2.20%
Long-term debt maturity	August 2022	August 2022
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread	2.75%	2.75%
Long-term debt maturity	December 2022	December 2022
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	1.90%	1.90%
Long-term debt maturity	June 2023	June 2023
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate	2.50%	2.50%
Long-term debt maturity	August 2023	August 2023
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	11.76%	11.76%
Long-term debt maturity	October 2023	October 2023
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate	2.75%	2.75%
Long-term debt maturity	March 2025	March 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	2.30%	2.30%
Long-term debt maturity	January 2026	January 2026
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	0.00%	0.00%
Long-term debt maturity	September 2027	September 2027
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	0.21%	0.21%
Long-term debt maturity	December 2030	December 2030
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate	80.00%	80.00%
Long-term debt interest rate spread	0.95%	0.95%
Long-term debt maturity	January 2035	January 2035